Intangible Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 54,099	$ 8,489	¥ 13,026	¥ 10,555
Deferred tax liability, intangible assets	¥ 16,422		18,825		$ 2,577
Intangible assets, estimated useful lives	10 years	10 years
Acquired right to operate an online audio/video content platform with amount	¥ 244,553		108,306
Finite-lived Intangible Assets Acquired	136,100
Online Audio/Video Content Platform
Finite Lived Intangible Assets [Line Items]
Total cash considerations	72,100
Deferred tax liability, intangible assets	¥ 24,000
Intangible assets, estimated useful lives	10 years	10 years
Acquired right to operate an online audio/video content platform with amount	¥ 96,130		96,130
Online Audio/Video Content Platform | Series of Individually Immaterial Business Acquisitions [Member]
Finite Lived Intangible Assets [Line Items]
Percentage of equity interest acquired	100.00%				100.00%
Developed technology
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 9,000
Intangible assets, estimated useful lives	5 years	5 years
Acquired right to operate an online audio/video content platform with amount	¥ 9,000		0
Acquired user data
Finite Lived Intangible Assets [Line Items]
Amortization of intangible assets	¥ 127,100
Intangible assets, estimated useful lives	3 years	3 years
Acquired right to operate an online audio/video content platform with amount	¥ 127,133		¥ 0